ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Feb. 28, 2021	Feb. 29, 2020
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued employee payroll and welfare benefits	$ 476,224	$ 292,001
Refund liabilities	205,688	168,118
Accrued operating expenses	142,558	40,323
Other taxes payable	28,143	7,826
Payable for investments and acquisitions	312	404
Professional service fee payable	8,716	13,994
Payable for acquisitions of intangible assets	866	1,436
Interest payable	1,727	1,267
Others	47,049	27,281
Accrued expenses and other current liabilities	$ 911,283	$ 552,650